CAPITAL RATIOS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital to Adjusted Total Assets, Actual Amount	$ 65,256,000	$ 63,040,000
Tier I Capital to Adjusted Total Assets, Actual Ratio (as a percent)	10.54%	9.92%
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Amount	24,764,000	25,419,000
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I Capital to Adjusted Total Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
Tier I Capital to Adjusted Total Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Tier 1 Capital to Risk Weighted Assets, Actual Amount	65,256,000	63,040,000
Tier 1 Capital to Risk Weighted Assets, Actual Ratio (as a percent)	15.70%	15.91%
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	16,630,000	15,847,000
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Total Capital to Risk Weighted Assets, Actual Amount	73,210,000	70,604,000
Total Capital to Risk Weighted Assets, Actual Ratio (as a percent)	17.61%	17.82%
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	33,260,000	31,694,000
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital to Adjusted Total Assets, Actual Amount	67,995,000	65,762,000
Tier I Capital to Adjusted Total Assets, Actual Ratio (as a percent)	11.22%	10.75%
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Amount	24,235,000	24,465,000
Tier I Capital to Adjusted Total Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I Capital to Adjusted Total Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	30,294,000	30,581,000
Tier I Capital to Adjusted Total Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	5.00%	5.00%
Tier 1 Capital to Risk Weighted Assets, Actual Amount	67,995,000	65,762,000
Tier 1 Capital to Risk Weighted Assets, Actual Ratio (as a percent)	16.36%	16.63%
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	16,623,000	15,820,000
Tier 1 Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	24,935,000	23,729,000
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	6.00%	6.00%
Total Capital to Risk Weighted Assets, Actual Amount	71,949,000	69,326,000
Total Capital to Risk Weighted Assets, Actual Ratio (as a percent)	17.31%	17.53%
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	33,247,000	31,639,000
Total Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 41,558,000	$ 39,549,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	10.00%	10.00%